Revenue	12 Months Ended
Dec. 31, 2017
Revenue [Abstract]
REVENUE
8.	REVENUE

	Year ended December 31,
	2017	2016	2015
Apparel
-Wholesale	15,034,800	32,127,083	40,815,527
-Retail	6,983,592	5,529,985	18,112,019
Subtotal	22,018,392	37,657,068	58,927,546
Subcontracting	1,744,144	3,543,137	2,416,135
	23,762,536	41,200,205	61,343,681

Revenue is denominated only in USD.